Cover	May 12, 2024
Document Information Line Items
Entity Registrant Name	Battery Future Acquisition Corp.
Entity Central Index Key	0001880441
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 12, 2024
Entity Ex Transition Period	false
Entity File Number	001-41158
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1618517
Entity Address Address Line 1	8 The Green
Entity Address Address Line 2	STE 15614
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	929
Local Phone Number	465-9707
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
One Class A ordinary share
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BFAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BFAC
Security Exchange Name	NYSE
Redeemable warrants
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BFAC.WS
Security Exchange Name	NYSE